Quarterly Holdings Report
for
Fidelity® High Dividend ETF
April 30, 2022
T17-NPRT3-0622
1.9880050.105

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	120,912	$ 2,280,400
Lumen Technologies, Inc. (a)	127,611	1,283,767
Verizon Communications, Inc.	62,523	2,894,815
		6,458,982
Entertainment – 0.4%
Activision Blizzard, Inc.	25,634	1,937,930
Electronic Arts, Inc.	13,370	1,578,328
Warner Bros Discovery, Inc. (b)	29,251	530,906
Warner Music Group Corp. Class A	38,150	1,135,726
		5,182,890
Media – 1.5%
Cable One, Inc.	1,009	1,176,696
Comcast Corp. Class A	68,368	2,718,312
Fox Corp. Class A	40,770	1,461,197
News Corp. Class A	71,690	1,423,763
Nexstar Media Group, Inc. Class A	9,242	1,464,117
Omnicom Group, Inc.	21,244	1,617,306
Sirius XM Holdings, Inc. (a)	234,419	1,406,514
TEGNA, Inc.	77,989	1,719,657
The Interpublic Group of Cos., Inc.	44,650	1,456,483
The New York Times Co. Class A	37,763	1,447,078
ViacomCBS, Inc. Class B	50,815	1,479,733
		17,370,856
TOTAL COMMUNICATION SERVICES		29,012,728
CONSUMER DISCRETIONARY – 4.5%
Hotels, Restaurants & Leisure – 1.5%
Darden Restaurants, Inc.	39,511	5,204,784
McDonald's Corp.	29,521	7,355,452
Starbucks Corp.	69,536	5,190,167
		17,750,403
Household Durables – 0.3%
Persimmon PLC	161,011	4,245,138
Multiline Retail – 0.6%
Target Corp.	30,748	7,030,530
Specialty Retail – 1.6%
Dick's Sporting Goods, Inc. (a)	47,746	4,603,669
Lowe's Cos., Inc.	31,116	6,152,567
The Home Depot, Inc.	27,637	8,302,155
		19,058,391
Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc. Class B	52,170	6,505,599
TOTAL CONSUMER DISCRETIONARY		54,590,061
ENERGY – 12.8%
Oil, Gas & Consumable Fuels – 12.8%
Chevron Corp.	237,138	37,152,411
Exxon Mobil Corp.	428,581	36,536,530
Kinder Morgan, Inc.	1,457,396	26,451,737

	Shares	Value

ONEOK, Inc.	402,635	$ 25,498,875
The Williams Cos., Inc.	833,494	28,580,509
TOTAL ENERGY		154,220,062
FINANCIALS – 16.8%
Banks – 6.5%
Bank of America Corp.	572,901	20,441,108
Citigroup, Inc.	314,743	15,173,760
JPMorgan Chase & Co.	199,778	23,845,502
Wells Fargo & Co.	420,805	18,359,722
		77,820,092
Capital Markets – 5.2%
Blackstone, Inc. Class A	144,935	14,721,048
Goldman Sachs Group, Inc.	56,601	17,291,040
Morgan Stanley	205,814	16,586,550
T Rowe Price Group, Inc.	119,578	14,712,877
		63,311,515
Consumer Finance – 1.2%
OneMain Holdings, Inc.	326,834	15,011,485
Insurance – 2.7%
Old Republic International Corp.	645,517	14,207,829
The Progressive Corp.	169,633	18,211,799
		32,419,628
Mortgage Real Estate Investment Trusts (REITs) – 1.2%
Annaly Capital Management, Inc.	2,235,892	14,354,427
TOTAL FINANCIALS		202,917,147
HEALTH CARE – 6.8%
Biotechnology – 2.3%
AbbVie, Inc.	76,182	11,189,612
Amgen, Inc.	39,983	9,323,636
Gilead Sciences, Inc.	127,278	7,552,676
		28,065,924
Pharmaceuticals – 4.5%
Bristol-Myers Squibb Co.	143,407	10,794,245
GlaxoSmithKline PLC	322,267	7,270,778
Johnson & Johnson	79,203	14,292,973
Merck & Co., Inc.	126,740	11,240,571
Pfizer, Inc.	214,532	10,527,085
		54,125,652
TOTAL HEALTH CARE		82,191,576
INDUSTRIALS – 1.9%
Aerospace & Defense – 0.2%
Lockheed Martin Corp.	6,462	2,792,359
Air Freight & Logistics – 0.2%
United Parcel Service, Inc. Class B	13,054	2,349,459
Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios S.A.	72,819	1,889,014

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Industrial Conglomerates – 0.4%
3M Co.	15,286	$2,204,547
Honeywell International, Inc.	14,378	2,782,287
		4,986,834
Machinery – 0.5%
AGCO Corp.	16,792	2,139,301
Caterpillar, Inc.	12,974	2,731,546
Volvo AB Class B (a)	82,620	1,336,653
		6,207,500
Road & Rail – 0.4%
Aurizon Holdings Ltd.	722,970	2,070,529
Union Pacific Corp.	11,957	2,801,405
		4,871,934
TOTAL INDUSTRIALS		23,097,100
INFORMATION TECHNOLOGY – 20.3%
Communications Equipment – 1.1%
Cisco Systems, Inc.	263,297	12,896,287
IT Services – 3.7%
International Business Machines Corp.	87,601	11,581,728
The Western Union Co.	506,752	8,493,164
TietoEVRY Oyj	308,174	7,783,091
Visa, Inc. Class A	77,917	16,606,450
		44,464,433
Semiconductors & Semiconductor Equipment – 4.7%
Broadcom, Inc.	25,262	14,005,000
Intel Corp.	283,995	12,379,342
NVIDIA Corp.	95,156	17,648,584
Texas Instruments, Inc.	73,696	12,546,744
		56,579,670
Software – 5.5%
Microsoft Corp.	200,193	55,557,561
Oracle Corp.	149,654	10,984,604
		66,542,165
Technology Hardware, Storage & Peripherals – 5.3%
Apple, Inc.	405,309	63,896,964
TOTAL INFORMATION TECHNOLOGY		244,379,519
MATERIALS – 11.2%
Chemicals – 6.3%
Air Products & Chemicals, Inc.	54,747	12,814,630
Dow, Inc.	243,053	16,163,025
Linde PLC (b)	58,578	18,273,993
LyondellBasell Industries N.V. Class A	143,147	15,177,876
Yara International ASA	254,201	13,115,845
		75,545,369
Containers & Packaging – 1.1%
International Paper Co.	296,120	13,704,434
Metals & Mining – 3.8%
BHP Group Ltd.	402,480	13,731,940

	Shares	Value

Fortescue Metals Group Ltd.	896,195	$13,775,740
Newmont Corp.	242,653	17,677,271
		45,184,951
TOTAL MATERIALS		134,434,754
REAL ESTATE – 11.4%
Equity Real Estate Investment Trusts (REITs) – 11.4%
American Tower Corp.	55,342	13,338,529
Crown Castle International Corp.	70,560	13,068,418
Digital Realty Trust, Inc.	79,804	11,660,960
Gaming and Leisure Properties, Inc.	244,409	10,846,871
Iron Mountain, Inc.	237,320	12,751,204
Medical Properties Trust, Inc.	491,151	9,032,267
Omega Healthcare Investors, Inc.	376,706	9,598,469
Prologis, Inc.	88,968	14,260,681
Simon Property Group, Inc.	81,837	9,656,766
SL Green Realty Corp. (a)	146,707	10,155,058
VICI Properties, Inc.	389,281	11,604,467
WP Carey, Inc.	142,051	11,473,459
TOTAL REAL ESTATE		137,447,149
UTILITIES – 11.5%
Electric Utilities – 9.7%
American Electric Power Co., Inc.	206,018	20,418,444
Duke Energy Corp.	186,245	20,516,749
Edison International	292,010	20,087,368
Pinnacle West Capital Corp.	247,414	17,615,877
PPL Corp.	602,976	17,070,250
The Southern Co.	280,248	20,567,401
		116,276,089
Multi-Utilities – 1.8%
Sempra Energy	135,245	21,823,133
TOTAL UTILITIES		138,099,222
TOTAL COMMON STOCKS (Cost $1,141,134,103)		1,200,389,318
Money Market Funds – 0.7%

Fidelity Cash Central Fund, 0.32% (c)	2,595,254	2,595,773
Fidelity Securities Lending Cash Central Fund, 0.32% (c)(d)	6,302,658	6,303,288
TOTAL MONEY MARKET FUNDS (Cost $8,899,061)		8,899,061
TOTAL INVESTMENT IN SECURITIES – 100.3% (Cost $1,150,033,164)		1,209,288,379
NET OTHER ASSETS (LIABILITIES) (e) – (0.3%)		(3,760,907)
NET ASSETS – 100.0%		$1,205,527,472

3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $179,200 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Contracts (United States)	16	June 2022	$3,302,000	$(217,612)	$(217,612)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$3,234,325	$117,129,917	$117,768,469	$ 1,444	$—	$—	$2,595,773	0.0%
Fidelity Securities Lending Cash Central Fund, 0.32%	1,661,850	203,931,625	199,290,187	41,084	—	—	$6,303,288	0.0%
Total	$4,896,175	$321,061,542	$317,058,656	$42,528	$—	$—	$8,899,061
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise,
Quarterly Report	4

comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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